Revision of Previously Issued Financial Statements (Details) - Schedule of Effects of Revisions on the Financial Statements	Sep. 30, 2023 USD ($)
As previously reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Digital assets	$ 5,036,600
Total current assets	7,424,500
Total assets	9,033,800
Accumulated deficit	(17,865,100)
Total Mega Matrix Corp. Stockholders’ Equity	10,281,300
Total equity	8,736,200
Total liabilities and equity	9,033,800
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Digital assets	559,000
Total current assets	559,000
Total assets	559,000
Accumulated deficit	559,000
Total Mega Matrix Corp. Stockholders’ Equity	559,000
Total equity	559,000
Total liabilities and equity	559,000
As Revised [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Digital assets	5,595,600
Total current assets	7,983,500
Total assets	9,592,800
Accumulated deficit	(17,306,100)
Total Mega Matrix Corp. Stockholders’ Equity	10,840,300
Total equity	9,295,200
Total liabilities and equity	$ 9,592,800